Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 American Depository Shares USD ($)	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 21Vianet Xi'an BPO Service Co., Ltd. ("Xi'an Sub")	Dec. 31, 2012 Xingyunhengtong Beijing Network Technology Company Limited	Dec. 31, 2012 Other PRC subsidiaries and Consolidated VIE	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum American Depository Shares USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Capital Leases
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)		6.2301	6.2301
Cash equivalent maturity period											90 days
Short-term investment maturity period											365 days		90 days
Interest capitalized		$ 1,881	11,718	5,037
Cash flows estimated growth rate after six years using terminal value		3.00%	3.00%
Discount rate used in the valuations based on weighted average cost of capital		13.50%	13.50%
Business Tax Rate							5.00%	5.00%	5.00%	3.00%
Business Tax Expense		9,006	56,106	42,241	20,519
Advertising expense		710	4,426	3,159	3,468
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life														75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property														90.00%
Estimated forfeiture rate for management and non-management employees		0.00%	0.00%	0.00%
Share Repurchase Plan, maximum value												30,000
Share Repurchase Plan, shares repurchased	2,686,965					3,022,532
Share Repurchase Plan, consideration				190,022		$ 29,918
Number of Operating Segment		1	1